Share Capital (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Aug. 31, 2020 CNY (¥) shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2024 $ / shares shares	Aug. 31, 2022 CNY (¥) shares	Aug. 31, 2022 USD ($) $ / shares shares	Aug. 31, 2021 CNY (¥) shares	Aug. 31, 2021 USD ($) shares	Aug. 31, 2023 shares	Aug. 19, 2022	Nov. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Mar. 02, 2018 $ / shares	Dec. 16, 2016 USD ($) $ / shares shares
Share Capital [Line Items]
Share capital, par value (in Dollars per share) | $ / shares			$ 0.00001										$ 0.00001
Number of common stock shares			118,669,795					118,669,795
Authorized share capital (in Dollars) | $													$ 50
Common stock, shares authorized													5,000,000,000
Common stock, price per share (in Dollars per share) | $ / shares					$ 0.00001
Shares repurchased				¥ 9,245	$ 1,530
ADS Ratio									1
Previously Reported [Member]
Share Capital [Line Items]
ADS Ratio					1
2019 Repurchase Program [Member]
Share Capital [Line Items]
Stock repurchase program, authorized amount (in Dollars) | $											$ 30,000
Number of shares repurchased	1,096,312	1,096,312
Shares repurchased	¥ 56,058	$ 8,721
Number of shares cancelled and retired	569,732	569,732
2020 Repurchase Program [Member]
Share Capital [Line Items]
Stock repurchase program, authorized amount (in Dollars) | $										$ 50,000
Number of shares repurchased				258,731	258,731	560,436	560,436
Shares repurchased						¥ 24,628	$ 3,075
Number of shares cancelled and retired				287,358	287,358	1,058,389	1,058,389
Class A Ordinary Share [Member]
Share Capital [Line Items]
Number of votes			one vote
ADS Ratio									4
Class A Ordinary Share [Member] | Previously Reported [Member]
Share Capital [Line Items]
ADS Ratio					1
Class B Ordinary Share [Member]
Share Capital [Line Items]
Number of votes			20 votes
Ordinary Shares [Member]
Share Capital [Line Items]
Share capital, par value (in Dollars per share) | $ / shares													$ 0.0001
Number of common stock shares													10
American Depositary Shares [Member]
Share Capital [Line Items]
Number of common stock shares			10,000,000
Common stock, price per share (in Dollars per share) | $ / shares												$ 19